Other Receivables and Other Current Assets (Tables)	6 Months Ended
Apr. 30, 2026
Other Receivables and Other Current Assets [Abstract]
Schedule of Other Receivables and Other Current Assets

Other receivables and other current assets comprised of the following:

	April 30,	October 31,
	2026	2025
Other receivables	$40,810	$15,725
Prepaid expense	51,997,129	51,182,088
Prepaid taxes	33,972	13,191
Less allowance for impairment of prepaid expense	(51,997,129)	(51,160,302)
Total	$74,782	$50,702